                                  THE FULCRUM TRUST

                            SUPPLEMENT TO PROSPECTUS DATED
                                  SEPTEMBER 1, 1998


                                  JANUARY 28, 1999


     EXPENSE LIMITATIONS FOR 1999

     Allmerica Financial has agreed to limit operating expenses for 1999, but at somewhat higher levels than during 1998.

     The first two paragraphs under "Expense Limitations" on page 15 are revised as follows:

          EXPENSE LIMITATIONS FOR 1998-99 EXPENSES. Allmerica Financial has agreed to limit operating expenses and reimburse those expenses to the extent that each Portfolio's 1999 "other expenses" (I.E., expenses other than management fees) exceed the following expense limitations (expressed as an annualized percentage of average daily net assets): Value Portfolio, 1.20%; Growth Portfolio, 1.20%; International Growth Portfolio, 1.50%; Strategic Income Portfolio, 1.50%; Global Interactive/Telecomm Portfolio, 1.50%. Allmerica Financial previously agreed to limit operating expenses and reimburse those expenses to the extent that each Portfolio's 1998 "other expenses" exceed the following expense limitations: Value Portfolio, 1.00%; Growth Portfolio, 1.00%; International Growth Portfolio, 1.20%; Strategic Income Portfolio, 1.20%; Global Interactive/Telecomm Portfolio, 1.20%. Allmerica Financial has agreed to pay any amount due for a calendar month not later than the 15th day of the following calendar month (with any annual adjustment to be made not later than January 15 of the following year). Allmerica Financial, if agreed to by the Board, may continue this voluntary expense limitation past December 31, 1999. This expense limitation was implemented effective February 13, 1998. In addition, on February 24, 1998, Allmerica Financial voluntarily contributed to the Portfolios the following amounts as capital: Value Portfolio, $8,469.29; Growth Portfolio, $10,350.93; International Growth Portfolio, $7,723.73; Strategic Income Portfolio, $7,936.72; Global Interactive/Telecomm Portfolio, $6,618.72. These amounts were contributed to offset expenses accrued to the Portfolios in excess of the 1998 expense limitations during the period January 1, 1998 through February 12, 1998. Allmerica Financial received no shares of beneficial interest or other consideration in exchange for these contributions. These capital contributions resulted in an increase in paid in capital for each Portfolio.

          REIMBURSEMENT PROVISION FOR 1998-99 EXPENSES. For the two years following the date that the Allmerica Financial expense limitation ends, each Portfolio will reimburse Allmerica Financial for any Portfolio expenses it reimbursed pursuant to the expense limitation, provided that such reimbursement to Allmerica Financial does not cause the Portfolio's "other expense" ratio to exceed the limitation for that Portfolio set forth above. This reimbursement for the 1998-99 expenses will not commence until the Payment Group has been fully reimbursed for the 1996 and 1997 expenses. After the two year period after the Allmerica Financial expense limitation ends, the Portfolios' obligation to reimburse Allmerica Financial will cease.


     SUMMARY OF EXPENSES

          To reflect the 1999 expense limitations, the expense tables on pages 5-7 have been replaced with the following:

     1.  USING 1997 MANAGEMENT FEES(1)


FUND                                       MANAGEMENT   OTHER EXPENSES   TOTAL OPERATING
----                                          FEES        (AFTER ANY         EXPENSES
                                              ----        APPLICABLE         --------
                                                         REIMBURSEMENT)
                                                         --------------
Value Portfolio                             0.14%(2)       1.20%(3)           1.34%
Growth Portfolio                            0.20%(2)       1.20%(3)           1.40%
International Growth Portfolio              0.58%(2)       1.50%(3)           2.08%
Strategic Income Portfolio                  0.40%(1)       1.50%(3)           1.90%
Global Interactive/Telecomm Portfolio       0.27%(2)       1.50%(3)           1.77%



      EXAMPLE. A shareholder would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) the advisory fees in the above chart, and (3) redemption at the end of each time period.


                                           1 YEAR      3 YEARS     5 YEARS      10 YEARS
                                           ------      -------     -------      --------
Value Portfolio                             $14          $42         $73          $161
Growth Portfolio                            $14          $44         $77          $168
International Growth Portfolio              $21          $65        $112          $241
Strategic Income Portfolio                  $19          $60        $103          $222
Global Interactive/Telecomm Portfolio       $18          $56         $96          $208

2.  ASSUMING MANAGEMENT FEE OF 0%

     An advisory fee of 0% would be paid if the Portfolio's performance (net of all fees and expenses) was more than 3.0 percentage points lower than the benchmark index.


FUND                                       MANAGEMENT   OTHER EXPENSES   TOTAL OPERATING
----                                          FEES        (AFTER ANY         EXPENSES
                                              ----        APPLICABLE         --------
                                                         REIMBURSEMENT)
                                                         --------------
Value Portfolio                               0%(2)        1.20%(3)           1.20%
Growth Portfolio                              0%(2)        1.20%(3)           1.20%
International Growth Portfolio                0%(2)        1.50%(3)           1.50%
Strategic Income Portfolio                    0%(2)        1.50%(3)           1.50%
Global Interactive/Telecomm Portfolio         0%(2)        1.50%(3)           1.50%

      EXAMPLE. A shareholder would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) an advisory fee of 0%, and
     (3) redemption at the end of each time period.


                                           1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                           ------      -------     -------     --------
Value Portfolio                             $12          $38         $66         $145
Growth Portfolio                            $12          $38         $66         $145
International Growth Portfolio              $15          $47         $82         $179
Strategic Income Portfolio                  $15          $47         $82         $179
Global Interactive/Telecomm Portfolio       $15          $47         $82         $179




3.  ASSUMING MANAGEMENT FEE OF 2.00%

     An advisory fee of 2.00% would be paid if the Portfolio's performance (net of all fees and expenses, including the 2.00% advisory fee) was between 1.5 and
3.0 percentage points better than the benchmark index.


FUND                                       MANAGEMENT   OTHER EXPENSES   TOTAL OPERATING
----                                          FEES        (AFTER ANY         EXPENSES
                                              ----        APPLICABLE         --------
                                                         REIMBURSEMENT)
                                                         --------------
Value Portfolio                            2.00%(2)          1.20%(3)          3.20%
Growth Portfolio                           2.00%(2)          1.20%(3)          3.20%
International Growth Portfolio             2.00%(2)          1.50%(3)          3.50%
Strategic Income Portfolio                 2.00%(2)          1.50%(3)          3.50%
Global Interactive/Telecomm Portfolio      2.00%(2)          1.50%(3)          3.50%

      EXAMPLE. A shareholder would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) an advisory fee of 2%, and
     (3) redemption at the end of each time period.


                                        1 YEAR         3 YEARS        5 YEARS        10 YEARS
                                        ------         -------        -------        --------
Value Portfolio                           $32            $99           $167           $350
Growth Portfolio                          $32            $99           $167           $350
International Growth Portfolio            $35           $107           $182           $377
Strategic Income Portfolio                $35           $107           $182           $377
Global Interactive/Telecomm Portfolio     $35           $107           $182           $377


4.  ASSUMING MANAGEMENT FEE OF 4.00%

     An advisory fee of 4.00% would be paid if the Portfolio's performance (net of all fees and expenses, including the 4.00% advisory fee) was at least
7.5 percentage points better than the benchmark index.


FUND                                       MANAGEMENT   OTHER EXPENSES   TOTAL OPERATING
----                                          FEES        (AFTER ANY         EXPENSES
                                              ----        APPLICABLE         --------
                                                         REIMBURSEMENT)
                                                         --------------
Value Portfolio                            4.00%(2)         1.20%(3)           5.20%
Growth Portfolio                           4.00%(2)         1.20%(3)           5.20%
International Growth Portfolio             4.00%(2)         1.50%(3)           5.50%
Strategic Income Portfolio                 4.00%(2)         1.50%(3)           5.50%
Global Interactive/Telecomm Portfolio      4.00%(2)         1.50%(3)           5.50%


      EXAMPLE. A shareholder would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) an advisory fee of 4%, and (3) redemption at the end of each time period. In order to have both a 5% annual return and an advisory fee of 4%, the Portfolio's performance would have to be 9% before deduction of the 4% fee (resulting in performance of 5%) and the benchmark index would have to DECREASE at least 2.5 percentage points (meaning that the Portfolio's performance after fees and expenses was at least 7.5 percentage points better than the benchmark index).


                                           1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                           ------        -------        -------       --------
Value Portfolio                             $52           $156           $259           $515
Growth Portfolio                            $52           $156           $259           $515
International Growth Portfolio              $55           $164           $272           $536
Strategic Income Portfolio                  $55           $164           $272           $536
Global Interactive/Telecomm Portfolio       $55           $164           $272           $536

(1) The actual management fee for the Strategic Income Portfolio for 1997 was 0.41%. The fee listed in the first table has been restated to 0.40% because, effective April 13, 1998, a new Portfolio Manager is in place. Although the current Portfolio Manager Agreement sets the fee at 0.80% through April 30, 1999, the fee is subject to two important limitations. First, from April 13, 1998 through June 8, 1998, the fee was calculated at the lesser of the following two rates: (1) 0.80%; and (2) the rate that would have applied under the old advisory agreement. The latter rate varies based on prior performance, but as noted above was 0.41% for 1997. Second, the Manager and the Portfolio Manager have voluntarily agreed to limit their fee from June 9, 1998 through April 30, 1999 to annual rate of 0.40%. See "Management and Portfolio Management Investment Advisory Fees," pages 13-15.

(2) See "Management and Portfolio Management Investment Advisory Fees," pages 13-15, for a complete description of the advisory fee. Effective August 1, 1998, a new Portfolio Manager is in place for the Growth Portfolio. The Manager and the Portfolio Manager have voluntarily agreed to limit their fee from August 1, 1998 through July 31, 1999 to the lesser of the following two rates: (1) 0.80%, the rate specified in the Portfolio Manager Agreement; or (2) the rate that would have applied under the prior Portfolio Manager Agreement with the prior Portfolio Manager. The latter rate varies based on prior performance.

(3) Restated to reflect the expense limitation in effect during 1999. Allmerica Financial Life Insurance and Annuity Company has agreed to limit operating expenses and reimburse those expenses to the extent that each Portfolio's 1999 "other expenses" (I.E., expenses other than management fees) exceed the following expense limitations (expressed as an annualized percentage of average daily net assets): Value Portfolio, 1.20%; Growth Portfolio, 1.20%; International Growth Portfolio, 1.50%; Strategic Income Portfolio, 1.50%; Global Interactive/Telecomm Portfolio, 1.50%. There was a different expense limitation in effect during 1998. See "Expense Limitations," pages 15-16. Without that expense limitation, the 1998 "other expense" ratios would have been the following: Value Portfolio, 2.99%; Growth Portfolio, 5.04%; International Growth Portfolio, 5.09%; Strategic Income Portfolio, 6.49%; Global Interactive/Telecomm Portfolio, 3.69%.

NEW NAME FOR PORTFOLIO MANAGER FOR THE GROWTH PORTFOLIO

Effective January 15, 1999, Pilgrim Baxter Analytic Investors, Inc., Portfolio Manager for The Growth Portfolio, has changed its name to Analytic Investors, Inc. pursuant to a corporate reorganization. Consequently, on page 12 of the Prospectus, the first sentence under the heading The Growth Portfolio is replaced with the following language:

     Analytic Investors, Inc. ("Analytic"), 700 South Flower Street, Suite 2400, Los Angeles, California 90017 is a direct wholly-owned subsidiary of United Asset Management Corporation ("UAM"), a publicly traded company. The firm was previously a direct subsidiary of Pilgrim Baxter & Associates, Ltd. and an indirect wholly-owned subsidiary of UAM.

The name Analytic Investors, Inc. also replaces the previous name on the cover page and page 10 of the Prospectus.